Authorized Preferred Stock (Details)	Dec. 31, 2015 $ / shares shares
Equity [Abstract]
Preferred Stock, Shares Authorized	80,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.01
Preferred Stock, Shares Outstanding	0.0